Stock Options and Stock-Based Compensation (Details 2) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested, Beginning Balance	204,456	96,931	96,931	43,087
Shares, Granted	0		158,313	79,446
Shares, Forfeited	(7,800)		(37,100)	(10,362)
Shares, Vested	(13,853)		(13,688)	(15,240)
Shares, Nonvested at Ending Balance	182,804		204,456	96,931
Weighted Average Grant-date Fair Value, Nonvested, Beginning Balance	$ 0.153	$ 0.258	$ 0.258	$ 0.467
Weighted Average Grant-date Fair Value, Granted	0	$ 5.75	0.155	0.207
Weighted Average Grant-date Fair Value, Forfeited	1.046		0.386	0.513
Weighted Average Grant-date Fair Value, Vested	4.492		0.283	0.734
Weighted Average Grant-date Fair Value, Nonvested, Ending Balance	$ 3.883		$ 0.153	$ 0.258